Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

Emerging Markets Debt Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to "12b-1 Fee" in the table of the section of the Prospectus entitled "Fees and Expenses of the Portfolio" is hereby amended to delete "12b-1 Fee" and replace it with "Shareholder Services Fee."

* * *

The caption and the first paragraph in the section of the Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" is hereby deleted and replaced by the following caption and two paragraphs:

Distribution of Portfolio Shares and Shareholder Servicing Arrangements

Morgan Stanley Distribution is the exclusive Distributor of Class A shares and Class B shares of the Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class A shares of the Portfolio.

The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Class B shares of the Portfolio. Under the Plan, the Portfolio pays the Distributor a shareholder services fee at an annual rate of up to 0.25% of the Class B shares' average daily net assets. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class B shares. Shareholder services fees relate solely to the Class B shares of the Portfolio and will reduce the net investment income and total return of the Class B shares.

Please retain this supplement for future reference.

MSIFISPT

Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated
July 2, 2007 to
the Morgan Stanley
Institutional Fund, Inc.
Prospectus dated
April 30, 2007 of:

Focus Equity Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Active Large Cap Core Portfolio

Systematic Active Small Cap Core Portfolio

Systematic Active Small Cap Growth Portfolio

Systematic Active Small Cap Value Portfolio

U.S. Large Cap Growth Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to "12b-1 Fee" in the table of the section of the Prospectus entitled "Fees and Expenses of the Portfolios" is hereby amended to delete "12b-1 Fee" and replace it with "Shareholder Services Fee."

***

The caption and the first paragraph in the section of the Prospectus entitled "Shareholder Information - Distribution of Portfolio Shares" is hereby deleted and replaced by the following caption and two paragraphs:

Distribution of Portfolio Shares and Shareholder Servicing Arrangements

Morgan Stanley Distribution is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class A shares of the Portfolios.

The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Class B shares of each Portfolio. Under the Plan, each Portfolio pays the Distributor a shareholder services fee at an annual rate of up to 0.25% of the Class B shares' average daily net assets. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class B shares. Shareholder services fees relate solely to the Class B shares of a Portfolio and will reduce the net investment income and total return of the Class B shares.

Please retain this supplement for future reference.

MSIEQUSPT

Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to "12b-1 Fee" in the table of the section of the Prospectus entitled "Fees and Expenses of the Portfolios" is hereby amended to delete "12b-1 Fee" and replace it with "Shareholder Services Fee."

* * *

The caption and the first paragraph in the section of the Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" is hereby deleted and replaced by the following caption and two paragraphs:

Distribution of Portfolio Shares and Shareholder Servicing Arrangements

Morgan Stanley Distribution is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class A shares of the Portfolios.

The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Class B shares of each Portfolio. Under the Plan, each Portfolio pays the Distributor a shareholder services fee at an annual rate of up to 0.25% of the Class B shares' average daily net assets. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class B shares. Shareholder services fees relate solely to the Class B shares of a Portfolio and will reduce the net investment income and total return of the Class B shares.

Please retain this supplement for future reference.

MSIGLINTSPT

Prospectus Supplement

July 2, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 2, 2007 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2007 of:

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Effective July 2, 2007, the Prospectus is revised as follows:

The reference to "12b-1 Fee" in the table of the section of the Prospectus entitled "Fees and Expenses of the Portfolios" is hereby amended to delete "12b-1 Fee" and replace it with "Shareholder Services Fee."

* * *

The second sentence of the third paragraph in the section of the Prospectus entitled "Prior Performance of Similar Account" is hereby deleted and replaced with the following:

If the Global Real Estate Portfolio's advisory fee of 0.85% of its net assets, other expenses of 0.30% and maximum shareholder services fee of 0.25% were reflected in the performance below, the performance would be lower.

* * *

The caption and the first paragraph in the section of the Prospectus entitled "Shareholder Information—Distribution of Portfolio Shares" is hereby deleted and replaced by the following caption and two paragraphs:

Distribution of Portfolio Shares and Shareholder Servicing Arrangements

Morgan Stanley Distribution is the exclusive Distributor of Class A shares and Class B shares of each Portfolio. Morgan Stanley Distribution receives no compensation from the Fund for distributing Class A shares of the Portfolios.

The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Class B shares of each Portfolio. Under the Plan, each Portfolio pays the Distributor a shareholder services fee at an annual rate of up to 0.25% of the Class B shares' average daily net assets. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class B shares. Shareholder services fees relate solely to the Class B shares of a Portfolio and will reduce the net investment income and total return of the Class B shares.

Please retain this supplement for future reference.

MSIREUISPT

Statement of Additional Information Supplement

July 2, 2007

Morgan Stanley Institutional Fund, Inc.

Supplement dated July 2, 2007 to the Statement of Additional Information of Morgan Stanley Institutional Fund, Inc. dated April 30, 2007

Effective July 2, 2007, the Statement of Additional Information ("SAI") is revised as follows:

* * *

The table of contents is hereby amended to delete the reference to "Distribution of Shares" and replace it with "Shareholder Service Plan."

* * *

The first sentence of the section of the SAI entitled "Purchase of Shares—Conversion from Class A to Class B Shares" is hereby deleted and replaced with the following:

If the value of an account containing Class A shares of a Portfolio falls below $500,000, but remains at or above $100,000, because of shareholder redemption(s), and if the account value remains below $500,000, but remains at or above $100,000, the Class A shares in such account may, at the Adviser's discretion, convert to Class B shares and will be subject to the shareholder service fee and other features applicable to Class B shares.

* * *

The second and third sentences of the seventh paragraph of the section of the SAI entitled "Account Policies and Features—Valuation of Shares" is hereby deleted and replaced with the following:

Dividends will differ by approximately the amount of the shareholder service fee expense accrual differential between the classes. The net asset value of Class B shares will generally be lower than the net asset value of Class A shares as a result of the shareholder service fee charged to Class B shares.

* * *

The second paragraph of the section of the SAI entitled "Management of the Fund—Independent Directors and Committees" is hereby deleted and replaced with the following:

The Independent Directors are charged with recommending to the full Board approval of management, advisory and administration contracts, shareholder service plans and distribution and underwriting agreements, continually reviewing fund performance, checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that may arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy.

* * *

The caption and the first three paragraphs of the section of the SAI entitled "Distribution of Shares" are hereby deleted and replaced with the following:

SHAREHOLDER SERVICE PLAN

Morgan Stanley Distribution, Inc., an indirect wholly owned subsidiary of Morgan Stanley, serves as the Fund's exclusive distributor of Portfolio shares pursuant to a Distribution Agreement.

Effective July 2, 2007 the Fund adopted a Shareholder Service Plan (the "Plan"). The Plan provides that Class B shares will pay the Distributor an annualized fee of up to 0.25% of the average daily net assets of each Portfolio attributable to Class B shares, which the Distributor can use to compensate affiliated or unaffiliated broker-dealers and service providers which provide shareholder services to Class B shareholders or their customers who beneficially own Class B shares. The service fee is for providing "personal service and/or the maintenance of shareholder accounts" as provided for in Section 2830(b)(9) of the NASD Conduct Rules, including (i) expenditures for overhead and other expenses of the Distributor and other affiliated and unaffiliated broker-dealers, (ii) telephone and other communications expenses relating to the provision of shareholder services and (iii) compensation to and expenses of financial advisors and other employees of the Distributor and other affiliated and unaffiliated broker-dealers for the provision of shareholder services. The Distributor may retain any portion of the fees it does not expend in meeting its obligation to the Fund. The Distributor and the Adviser may also compensate third parties out of their own assets.

Prior to July 2, 2007, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act between the Fund and the Distributor, the Distributor had provided certain services in connection with the promotion of sales of Fund shares (the "12b-1 Plan"). The 12b-1 Plan was terminated effective July 2, 2007.

The following table describes the 12b-1 fees paid by each Portfolio with respect to its Class B shares pursuant to the 12b-1 Plan and the distribution-related expenses for each Portfolio with respect to its Class B shares for the fiscal year ended December 31, 2006. To the extent that expenditures on distribution-related activities exceed the fees paid by a Portfolio, the excess amounts were paid by the Adviser or the Distributor out of their own resources.

* * *

The third sentence of the first paragraph of the section of the SAI entitled "Distribution of Shares—Revenue Sharing" is hereby deleted and replaced with the following:

Such payments are in addition to any shareholder servicing fees that may be payable by the Portfolios.

Please retain this supplement for future reference.